CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue	$ 728,404	$ 644,430	$ 671,588	$ 544,280	$ 716,931	$ 667,255	$ 706,800	$ 588,836	$ 2,588,702	$ 2,679,822	$ 2,806,204
Operating expenses:
Direct operating expenses (excludes depreciation and amortization)	370,592	357,946	352,017	329,212	352,412	361,660	361,987	342,260	1,409,767	1,418,319	1,485,835
Selling, general and administrative expenses (excludes depreciation and amortization)	128,616	128,539	126,117	115,941	126,889	126,164	135,567	126,801	499,213	515,421	527,821
Corporate expenses (excludes depreciation and amortization)	38,465	35,333	35,340	34,540	31,436	28,103	29,673	28,224	143,678	117,436	116,523
Depreciation and amortization	89,111	81,096	78,290	77,494	85,975	85,780	86,974	85,395	325,991	344,124	375,962
Impairment charges	2,568	1,591	0	0	0	7,274	0	0	4,159	7,274	21,631
Other operating income (expense), net	(2,266)	(11,783)	7,829	32,611	128,203	1,095	(59,384)	284,774	26,391	354,688	(4,824)
Operating income	96,786	28,142	87,653	19,704	248,422	59,369	33,215	290,930	232,285	631,936	273,608
Interest expense, net	96,899	95,467	94,702	92,633	93,129	93,313	94,714	93,873	379,701	375,029	355,917
Interest income on Due from iHeartCommunications	21,594	17,087	15,383	14,807	13,876	12,429	11,291	12,713	68,871	50,309	61,439
Loss on Due from iHeartCommunications	(855,648)	0	0	0	0	0	0	0	(855,648)	0	0
(Gain) loss on investments	253	532	135	125	(531)	0	0	0	1,045	(531)	0
Equity in loss of nonconsolidated affiliates	(161)	(628)	271	(472)	(315)	(727)	(232)	(415)	(990)	(1,689)	(289)
Other income (expense), net	7,204	9,696	8,908	3,992	(24,484)	(6,524)	(33,871)	(5,803)	29,800	(70,682)	12,387
Income (loss) before income taxes	(827,377)	(41,702)	17,378	(54,727)	144,901	(28,766)	(84,311)	203,552	(906,428)	235,376	(8,772)
Income tax benefit (expense)	293,118	(16,347)	(18,390)	21,837	(39,920)	3,619	21,719	(62,917)	280,218	(77,499)	(49,943)
Consolidated net income (loss)	(534,259)	(58,049)	(1,012)	(32,890)	104,981	(25,147)	(62,592)	140,635	(626,210)	157,877	(58,715)
Less amount attributable to noncontrolling interest	7,592	6,159	6,473	(2,086)	6,680	7,329	7,822	976	18,138	22,807	24,629
Net income (loss) attributable to the Company	$ (541,851)	$ (64,208)	$ (7,485)	$ (30,804)	$ 98,301	$ (32,476)	$ (70,414)	$ 139,659	(644,348)	135,070	(83,344)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									43,341	23,357	(112,782)
Unrealized holding gain (loss) on marketable securities									(414)	(576)	553
Other adjustments to comprehensive income (loss)									6,720	(11,814)	(10,266)
Reclassification adjustments									5,441	46,730	808
Other comprehensive income (loss)									55,088	57,697	(121,687)
Comprehensive income (loss)									(589,260)	192,767	(205,031)
Less amount attributable to noncontrolling interest									8,949	(8,038)	(10,885)
Comprehensive income (loss) attributable to the Company									$ (598,209)	$ 200,805	$ (194,146)
Net income (loss) attributable to the Company per common share:
Basic (in dollars per share)	$ (1.50)	$ (0.18)	$ (0.02)	$ (0.09)	$ 0.27	$ (0.09)	$ (0.20)	$ 0.39	$ (1.78)	$ 0.37	$ (0.23)
Weighted average common shares outstanding - Basic (in shares)									361,141	360,294	359,508
Diluted (in dollars per share)	$ (1.50)	$ (0.18)	$ (0.02)	$ (0.09)	$ 0.27	$ (0.09)	$ (0.20)	$ 0.39	$ (1.78)	$ 0.37	$ (0.23)
Weighted average common shares outstanding - Diluted (in shares)									361,141	361,612	359,508